Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 29, 2011
Registrant Name	dei_EntityRegistrantName	SteelPath MLP Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001478168
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 29, 2011
SteelPath MLP Alpha Plus Fund (Prospectus Summary) | SteelPath MLP Alpha Plus Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLPLX
SteelPath MLP Alpha Plus Fund (Prospectus Summary) | SteelPath MLP Alpha Plus Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLPMX
SteelPath MLP Alpha Plus Fund (Prospectus Summary) | SteelPath MLP Alpha Plus Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLPNX
SteelPath MLP and Infrastructure Debt Fund (Prospectus Summary) | SteelPath MLP and Infrastructure Debt Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLPUX
SteelPath MLP and Infrastructure Debt Fund (Prospectus Summary) | SteelPath MLP and Infrastructure Debt Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLPVX
SteelPath MLP and Infrastructure Debt Fund (Prospectus Summary) | SteelPath MLP and Infrastructure Debt Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLPWX

SteelPath MLP Alpha Plus Fund (Prospectus Summary) | SteelPath MLP Alpha Plus Fund
Summary
Investment Objectives/Goals:
The SteelPath MLP Alpha Plus Fund (the "Fund")seeks to provide investors with capital appreciation and,

as a secondary objective, current income.

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for front-end sales charge discounts if you and your family invest, or agree to invest in the future, at least

$50,000 in the funds in The SteelPath MLP Funds Trust (the "Trust"). More information about these and other discounts is available from your financial professional and in "The Fund's Share Classes starting on page 26 of this prospectus and in "Additional Information Regarding Sales Charges" starting on page 35 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SteelPath MLP Alpha Plus Fund (USD $)	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds) (imposed on Class C shares redeemed within one year of purchase) (If you purchase $1,000,000 or more of Class A shares and sell the shares within 12 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of redemption)	none	1.00%	none
Maximum Account Fee (Accounts With Less than $10,000)	24	24	24

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SteelPath MLP Alpha Plus Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.65%	0.65%	0.65%
Interest Expense Related to Borrowings	[1]	0.0042	0.0042	0.0042
Total Annual Fund Operating Expenses		2.57%	3.32%	2.32%
Fee Limitation and/or Expense Reimbursement	[2]	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	[3]	2.42%	3.17%	2.17%
[1]	Based on estimated amounts for the current fiscal year. "Other Expenses" does not reflect estimated deferred tax liability, if any, that may be incurred by the Fund. The Fund will be classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter "C" corporation. As a "C" corporation, the Fund will accrue deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund's accrued deferred tax liability, if any, will be reflected each day in the Fund's net asset value per share. The Fund's deferred tax liability, if any, will depend upon the Fund's net investment income or loss, gains and losses on investments, and deductions and credits during a taxable year. This amount may vary greatly from year to year depending on the nature of the Fund's investments, the performance of those investments and general market conditions. Actual deferred income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund's assets and other factors. The Fund has not commenced operations as of the date of this prospectus. It is not possible for the Fund to estimate its deferred income tax expense because the Fund cannot accurately predict the annualized net investment income or loss, gains and losses on investments, and deductions and credits on which such estimated expense would be based.
[2]	The Advisor has agreed to limit fees and/or reimburse expenses of the Fund until at least March 31, 2013, to the extent that Total Annual Fund Operating Expenses (exclusive of interest expenses, taxes, such as deferred income tax expenses, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales and extraordinary expenses, such as litigation) exceed 2.00% for Class A shares, 2.75% for Class C shares and 1.75% for Class I shares. The Fund's Total Annual Operating Expenses After Fee Limitation and/or Expense Reimbursement ("Net Expenses") will be higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. Because the Fund's interest expenses related to borrowings are excluded from the expense cap, the Fund's Net Expenses for each class of shares is increased by the amount of this expense. The Advisor can be reimbursed by the Fund on a rolling basis within three years after a fee limitation and/or expense reimbursement has been made by the Advisor, provided that such repayment does not cause the expenses of any class of the Fund to exceed the foregoing limits. The fee limitation and/or expense reimbursement may be terminated or amended prior to March 31, 2013 with the approval of the Trust's Board of Trustees.
[3]	Excluding the effect of interest expenses related to the Fund's borrowings, the Fund's Total Annual Fund Operating Expenses would be 2.15%; for Class A shares, 2.90% for Class C shares and 1.90% for Class I shares while the Fund's Net Expenses would be 2.00% for Class A shares, 2.75% for Class C shares and 1.75% for Class I shares. Interest expense related to borrowings are not fees charged to shareholders by the Fund or any Fund service provider, but are similar to transaction charges or capital expenditures related to the on-going management of the Fund's portfolio.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example SteelPath MLP Alpha Plus Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A Shares	806	1,312
Class C Shares	417	1,094
Class I Shares	220	706

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption SteelPath MLP Alpha Plus Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Class A Shares	806	1,312
Class C Shares	320	1,004
Class I Shares	220	706

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes payable by the

Fund. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The portfolio turnover rate for the Fund's last fiscal year is not provided because the Fund has not commenced operations prior to the date of this Prospectus.

Principal Investment Strategies of the Fund:
Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of master limited partnerships

("MLPs"). The MLP securities that the Fund invests in are common units representing limited partnership interests of "Midstream MLPs," which are MLPs that primarily derive their revenue from investments in energy infrastructure companies involved in the gathering, transporting, processing, treating,

terminalling, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal. The Fund typically invests in Midstream MLPs of all market capitalization ranges.

In addition, the Fund may hold U.S. government securities, short-term fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and/or other cash equivalents with maturities of one year or less as short term investments or to provide asset coverage for its borrowings. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

The Fund intends to obtain leverage through borrowings in seeking investment returns that outperform the returns of the broader market and provide distributions to shareholders. The Fund's borrowings, which will be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Investment Company Act of 1940 ("1940 Act")

requires the Fund to maintain continuous asset coverage of not less than 300%

with respect to all borrowings. This allows the Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets, although the Fund currently anticipates that its borrowings generally will average approximately 20% of the value of its total assets. The Fund's ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. There may be times, including during the period of the Fund's commencement of operations, when the Fund may not engage in borrowings.

The Fund will borrow only if the value of the Fund's assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within business days (not including Sundays or holidays), the Fund will seek to reduce its borrowings to the requirement. To do so, or to meet maturing bank loans, the Fund may be required to dispose of portfolio securities when such disposition might not otherwise be desirable. Interest on money borrowed is an expense of the Fund. The Fund also may lend the securities in its portfolio to brokers, dealers and other financial institutions.

MLPs are publicly traded partnerships engaged in the transportation, storage,

processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the MLPs that the Advisor follows, approximately two-thirds trade on the New York Stock Exchange and the rest trade on the NYSE Amex Equities or

NASDAQ Stock Market. MLPs' disclosures are regulated by the Securities and

Exchange Commission ("SEC") and MLPs must file Form 10-Ks, Form 10-Qs, and notices of material changes like any publicly traded corporation. The Fund provides access to a product that issues a single Form 1099 to its shareholders thereby removing the obstacles of federal and state tax filings (because shareholders do not receive any Schedule K-1) and unrelated business taxable income ("UBTI") filings, while providing portfolio transparency, liquidity and daily net asset value ("NAV").

The Advisor relies on its disciplined investment process in determining investment selection and weightings. This process includes a comparison of quantitative and qualitative value factors that are developed through the

Advisor's proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Advisor generally will perform a detailed fundamental analysis of the underlying businesses owned and operated by potential MLP and energy infrastructure portfolio companies. The Advisor seeks to invest in MLPs which have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, distribution continuity, a solid business strategy, a respected management team and limited commodity price risk. The Advisor will sell investments if it determines that any of the above-mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk. Through this process, the Advisor seeks to manage the Fund's portfolio to include MLPs that provide the greatest potential for capital appreciation and current income but whose underlying business risks offer an attractive risk/reward balance for shareholders.

Principal Risks of Investing in the Fund
The Fund's principal risks are discussed below. The value of the Fund's investments may increase or decrease, sometimes dramatically, which will cause the value of the Fund's shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. The Fund is not a complete investment program.

Borrowing Risk. The use of leverage through borrowing may exaggerate the effect on the Fund's net asset value of any increase or decrease in the value of the

MLPs or other investments purchased with the borrowings. Successful use of a borrowing strategy depends on the Advisor's ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. The Fund's ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. Upon the expiration of the term of a credit arrangement, the lender may not be willing to extend further credit to the Fund or may only be willing to do so at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the 1940 Act and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. Borrowings involve additional expense to the Fund, which may not be recovered by any appreciation of the securities purchased and may exceed the Fund's investment income.

Concentration Risk. Under normal circumstances, the Fund concentrates its investments in the group of industries that comprise the energy sector. A fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries.

Deferred Tax Risk. The Fund will be classified for federal tax purposes as a taxable regular corporation or so-called Subchapter "C" corporation. As a "C"

corporation, the Fund will be subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. An investment strategy whereby a fund elects to be taxed as a regular corporation, or "C" corporation,

rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively recent strategy for open-end registered investment companies such as the Fund. This strategy involves complicated accounting, tax,

NAV and share valuation aspects that would cause the Fund to differ significantly from most other open-end registered investment companies. This could result in unexpected and potentially significant accounting, tax and valuation consequences for the Fund and for its shareholders. In addition,

accounting, tax and valuation practices in this area are still developing, and there may not always be a clear consensus among industry participants as to the most appropriate approach. This could result in changes over time in the practices applied by the Fund, which, in turn, could have significant adverse consequences on the Fund and it shareholders.

As a "C" corporation, the Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital and for any net operating gains as well as (ii) capital appreciation of its investments. The Fund's accrued deferred tax liability will be reflected each day in the Fund's NAV. The Fund's current and deferred tax liability, if any, will depend upon the Fund's net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the

Fund's investments, the performance of those investments and general market conditions. The Fund will rely to some extent on information provided by the

MLPs, which may not be timely, to estimate deferred tax liability and/or asset balances. From time to time, the Fund may modify the estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available. The Fund's estimates regarding its deferred tax liability and/or asset balances will be made in good faith; however, the daily estimate of the Fund's deferred tax liability and/or asset balances used to calculate the

Fund's NAV may vary dramatically from the Fund's actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the

Fund's assets and other factors. Upon the sale of an MLP security, the Fund will be liable for previously deferred taxes. As a result, the determination of the

Fund's actual tax liability could have a material impact on the Fund's NAV.

Equity Securities of MLPs Risk. MLP common units, like other equity securities,

can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer's financial condition,

or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Fixed-Income Securities Risk. Fixed-income securities generally are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.

Industry Specific Risk. The MLPs in which the Fund invest also are subject to risks specific to the industry they serve, including the following:

   o   Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed;

   o   Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of an MLP;

   o   Slowdowns in new construction and acquisitions can limit growth potential;

   o   A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect MLP revenues and cashflows;

   o   Depletion of the natural gas reserves or other commodities if not replaced,

       which could impact an MLP's ability to make distributions;

   o   Changes in the regulatory environment could adversely affect the profitability of MLPs;

   o   Extreme weather or other natural disasters could impact the value of MLP securities;

   o   Rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and

   o   Threats of attack by terrorists on energy assets could impact the market for MLPs.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

Leverage Risk. The use of leverage involves special risks and is speculative.

Leverage exists when the Fund obtains the right to a return on an investment that exceeds the amount the Fund has invested and can result in losses that greatly exceed the amount originally invested. Leverage creates the potential for greater gains to shareholders and the risk of magnified losses to shareholders, depending on market conditions and the Fund's particular exposure.

Liquidity Risk. Although common units of MLPs trade on the NYSE, NYSE Amex

Equities and the NASDAQ National Market, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations.

In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times.

Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The

Fund's investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund's ability to make dividend distributions to you. The Fund will not purchase or otherwise acquire any security if, as a result, more than

15% of its net assets would be invested in illiquid investments.

Market Risk. The securities markets may move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings,

changes in interest or currency rates or adverse investor sentiment generally.

A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

MLP Risk. Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP's general partner, cash flow risks, dilution risks and risks related to the general partner's right to require unitholders to sell their common units at an undesirable time or price.

MLP Tax Risk. MLPs do not pay U.S. federal income tax at the partnership level.

Rather, each partner is allocated a share of the partnership's income, gains,

losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such

MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund's investment, and consequently your investment in the

Fund and lower income.

Non-Diversification Risk. The Fund is a non-diversified investment company under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. An investment in the Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer, or the effects of a single economic, political or regulatory event, may cause greater fluctuations in the value of the Fund's shares.

Reliance on the Advisor Risk. The Fund's ability to achieve its investment objective is dependent on the Advisor's ability to identify profitable investment opportunities for the Fund. The Advisor was established in 2009, and neither the Advisor nor the members of its investment committee responsible for managing the Fund's portfolio had managed a mutual fund prior to that time.

Repurchase Agreement Risk. The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying securities, whether because of the seller's bankruptcy or otherwise. In such event the Fund would attempt to exercise its rights with respect to the underlying collateral, including possible sale of the securities.

The Fund also may incur expenses in the connection with the exercise of its rights under a repurchase agreement and may be subject to various delays and risks of loss.

Securities Lending Risk. Borrowers of the Fund's securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. Additionally, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund's ability to vote proxies or to settle transactions. If a borrower is unable to return the loaned securities, the Fund may lose the benefit of a continuing investment in the unreturned securities and the loan could be treated as a taxable transaction for federal income tax purposes.

U.S. Government Securities Risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the

U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the

U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Past Performance:
Performance information is not included because the Fund has not commenced operations prior to the date of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 29, 2011
SteelPath MLP Alpha Plus Fund (Prospectus Summary) | SteelPath MLP Alpha Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives/Goals:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The SteelPath MLP Alpha Plus Fund (the "Fund")seeks to provide investors with capital appreciation and,

Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock
as a secondary objective, current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for front-end sales charge discounts if you and your family invest, or agree to invest in the future, at least
$50,000 in the funds in The SteelPath MLP Funds Trust (the "Trust"). More information about these and other discounts is available from your financial professional and in "The Fund's Share Classes starting on page 26 of this prospectus and in "Additional Information Regarding Sales Charges" starting on page 35 of the Fund's Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes payable by the
Fund. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The portfolio turnover rate for the Fund's last fiscal year is not provided because the Fund has not commenced operations prior to the date of this Prospectus.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for front-end sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the funds in The SteelPath MLP Funds Trust (the "Trust").
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of master limited partnerships
("MLPs"). The MLP securities that the Fund invests in are common units representing limited partnership interests of "Midstream MLPs," which are MLPs that primarily derive their revenue from investments in energy infrastructure companies involved in the gathering, transporting, processing, treating, terminalling, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal. The Fund typically invests in Midstream MLPs of all market capitalization ranges.

In addition, the Fund may hold U.S. government securities, short-term fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and/or other cash equivalents with maturities of one year or less as short term investments or to provide asset coverage for its borrowings. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

The Fund intends to obtain leverage through borrowings in seeking investment returns that outperform the returns of the broader market and provide distributions to shareholders. The Fund's borrowings, which will be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Investment Company Act of 1940 ("1940 Act")
requires the Fund to maintain continuous asset coverage of not less than 300%
with respect to all borrowings. This allows the Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets, although the Fund currently anticipates that its borrowings generally will average approximately 20% of the value of its total assets. The Fund's ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. There may be times, including during the period of the Fund's commencement of operations, when the Fund may not engage in borrowings.

The Fund will borrow only if the value of the Fund's assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within business days (not including Sundays or holidays), the Fund will seek to reduce its borrowings to the requirement. To do so, or to meet maturing bank loans, the Fund may be required to dispose of portfolio securities when such disposition might not otherwise be desirable. Interest on money borrowed is an expense of the Fund. The Fund also may lend the securities in its portfolio to brokers, dealers and other financial institutions.

MLPs are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the MLPs that the Advisor follows, approximately two-thirds trade on the New York Stock Exchange and the rest trade on the NYSE Amex Equities or
NASDAQ Stock Market. MLPs' disclosures are regulated by the Securities and
Exchange Commission ("SEC") and MLPs must file Form 10-Ks, Form 10-Qs, and notices of material changes like any publicly traded corporation. The Fund provides access to a product that issues a single Form 1099 to its shareholders thereby removing the obstacles of federal and state tax filings (because shareholders do not receive any Schedule K-1) and unrelated business taxable income ("UBTI") filings, while providing portfolio transparency, liquidity and daily net asset value ("NAV").

The Advisor relies on its disciplined investment process in determining investment selection and weightings. This process includes a comparison of quantitative and qualitative value factors that are developed through the
Advisor's proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Advisor generally will perform a detailed fundamental analysis of the underlying businesses owned and operated by potential MLP and energy infrastructure portfolio companies. The Advisor seeks to invest in MLPs which have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, distribution continuity, a solid business strategy, a respected management team and limited commodity price risk. The Advisor will sell investments if it determines that any of the above-mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk. Through this process, the Advisor seeks to manage the Fund's portfolio to include MLPs that provide the greatest potential for capital appreciation and current income but whose underlying business risks offer an attractive risk/reward balance for shareholders.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's principal risks are discussed below. The value of the Fund's investments may increase or decrease, sometimes dramatically, which will cause the value of the Fund's shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. The Fund is not a complete investment program.

Borrowing Risk. The use of leverage through borrowing may exaggerate the effect on the Fund's net asset value of any increase or decrease in the value of the
MLPs or other investments purchased with the borrowings. Successful use of a borrowing strategy depends on the Advisor's ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. The Fund's ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. Upon the expiration of the term of a credit arrangement, the lender may not be willing to extend further credit to the Fund or may only be willing to do so at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the 1940 Act and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. Borrowings involve additional expense to the Fund, which may not be recovered by any appreciation of the securities purchased and may exceed the Fund's investment income.

Concentration Risk. Under normal circumstances, the Fund concentrates its investments in the group of industries that comprise the energy sector. A fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries.

Deferred Tax Risk. The Fund will be classified for federal tax purposes as a taxable regular corporation or so-called Subchapter "C" corporation. As a "C"
corporation, the Fund will be subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. An investment strategy whereby a fund elects to be taxed as a regular corporation, or "C" corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively recent strategy for open-end registered investment companies such as the Fund. This strategy involves complicated accounting, tax,
NAV and share valuation aspects that would cause the Fund to differ significantly from most other open-end registered investment companies. This could result in unexpected and potentially significant accounting, tax and valuation consequences for the Fund and for its shareholders. In addition, accounting, tax and valuation practices in this area are still developing, and there may not always be a clear consensus among industry participants as to the most appropriate approach. This could result in changes over time in the practices applied by the Fund, which, in turn, could have significant adverse consequences on the Fund and it shareholders.

As a "C" corporation, the Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital and for any net operating gains as well as (ii) capital appreciation of its investments. The Fund's accrued deferred tax liability will be reflected each day in the Fund's NAV. The Fund's current and deferred tax liability, if any, will depend upon the Fund's net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the
Fund's investments, the performance of those investments and general market conditions. The Fund will rely to some extent on information provided by the
MLPs, which may not be timely, to estimate deferred tax liability and/or asset balances. From time to time, the Fund may modify the estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available. The Fund's estimates regarding its deferred tax liability and/or asset balances will be made in good faith; however, the daily estimate of the Fund's deferred tax liability and/or asset balances used to calculate the
Fund's NAV may vary dramatically from the Fund's actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the
Fund's assets and other factors. Upon the sale of an MLP security, the Fund will be liable for previously deferred taxes. As a result, the determination of the
Fund's actual tax liability could have a material impact on the Fund's NAV.

Equity Securities of MLPs Risk. MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer's financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Fixed-Income Securities Risk. Fixed-income securities generally are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.

Industry Specific Risk. The MLPs in which the Fund invest also are subject to risks specific to the industry they serve, including the following:

   o   Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed;

   o   Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of an MLP;

   o   Slowdowns in new construction and acquisitions can limit growth potential;

   o   A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect MLP revenues and cashflows;

   o   Depletion of the natural gas reserves or other commodities if not replaced, which could impact an MLP's ability to make distributions;

   o   Changes in the regulatory environment could adversely affect the profitability of MLPs;

   o   Extreme weather or other natural disasters could impact the value of MLP securities;

   o   Rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and

   o   Threats of attack by terrorists on energy assets could impact the market for MLPs.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

Leverage Risk. The use of leverage involves special risks and is speculative.
Leverage exists when the Fund obtains the right to a return on an investment that exceeds the amount the Fund has invested and can result in losses that greatly exceed the amount originally invested. Leverage creates the potential for greater gains to shareholders and the risk of magnified losses to shareholders, depending on market conditions and the Fund's particular exposure.

Liquidity Risk. Although common units of MLPs trade on the NYSE, NYSE Amex
Equities and the NASDAQ National Market, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations.
In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times.
Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The
Fund's investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund's ability to make dividend distributions to you. The Fund will not purchase or otherwise acquire any security if, as a result, more than
15% of its net assets would be invested in illiquid investments.

Market Risk. The securities markets may move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.
A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

MLP Risk. Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP's general partner, cash flow risks, dilution risks and risks related to the general partner's right to require unitholders to sell their common units at an undesirable time or price.

MLP Tax Risk. MLPs do not pay U.S. federal income tax at the partnership level.
Rather, each partner is allocated a share of the partnership's income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such
MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund's investment, and consequently your investment in the
Fund and lower income.

Non-Diversification Risk. The Fund is a non-diversified investment company under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. An investment in the Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer, or the effects of a single economic, political or regulatory event, may cause greater fluctuations in the value of the Fund's shares.

Reliance on the Advisor Risk. The Fund's ability to achieve its investment objective is dependent on the Advisor's ability to identify profitable investment opportunities for the Fund. The Advisor was established in 2009, and neither the Advisor nor the members of its investment committee responsible for managing the Fund's portfolio had managed a mutual fund prior to that time.

Repurchase Agreement Risk. The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying securities, whether because of the seller's bankruptcy or otherwise. In such event the Fund would attempt to exercise its rights with respect to the underlying collateral, including possible sale of the securities.
The Fund also may incur expenses in the connection with the exercise of its rights under a repurchase agreement and may be subject to various delays and risks of loss.

Securities Lending Risk. Borrowers of the Fund's securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. Additionally, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund's ability to vote proxies or to settle transactions. If a borrower is unable to return the loaned securities, the Fund may lose the benefit of a continuing investment in the unreturned securities and the loan could be treated as a taxable transaction for federal income tax purposes.

U.S. Government Securities Risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the
U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the
U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.
In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Risk, Lose Money	rr_RiskLoseMoney	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. An investment in the Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer, or the effects of a single economic, political or regulatory event, may cause greater fluctuations in the value of the Fund's shares.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance:
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Performance information is not included because the Fund has not commenced operations prior to the date of this Prospectus.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information is not included because the Fund has not commenced operations prior to the date of this Prospectus.
SteelPath MLP Alpha Plus Fund (Prospectus Summary) | SteelPath MLP Alpha Plus Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-31
SteelPath MLP Alpha Plus Fund (Prospectus Summary) | SteelPath MLP Alpha Plus Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-31
SteelPath MLP Alpha Plus Fund (Prospectus Summary) | SteelPath MLP Alpha Plus Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-31
SteelPath MLP Alpha Plus Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds) (imposed on Class C shares redeemed within one year of purchase) (If you purchase $1,000,000 or more of Class A shares and sell the shares within 12 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee (Accounts With Less than $10,000)	rr_MaximumAccountFee	24
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.65%	[1]
Interest Expense Related to Borrowings	ck0001478168_OperatingExpenseAdditionalExpense1	0.0042	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.57%
Fee Limitation and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.42%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	806
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,312
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	806
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,312
SteelPath MLP Alpha Plus Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds) (imposed on Class C shares redeemed within one year of purchase) (If you purchase $1,000,000 or more of Class A shares and sell the shares within 12 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Account Fee (Accounts With Less than $10,000)	rr_MaximumAccountFee	24
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.65%	[1]
Interest Expense Related to Borrowings	ck0001478168_OperatingExpenseAdditionalExpense1	0.0042	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.32%
Fee Limitation and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.17%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	417
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,094
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	320
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,004
SteelPath MLP Alpha Plus Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds) (imposed on Class C shares redeemed within one year of purchase) (If you purchase $1,000,000 or more of Class A shares and sell the shares within 12 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee (Accounts With Less than $10,000)	rr_MaximumAccountFee	24
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%	[1]
Interest Expense Related to Borrowings	ck0001478168_OperatingExpenseAdditionalExpense1	0.0042	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%
Fee Limitation and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.17%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	220
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	706
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	220
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	706

[1]	Based on estimated amounts for the current fiscal year. "Other Expenses" does not reflect estimated deferred tax liability, if any, that may be incurred by the Fund. The Fund will be classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter "C" corporation. As a "C" corporation, the Fund will accrue deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund's accrued deferred tax liability, if any, will be reflected each day in the Fund's net asset value per share. The Fund's deferred tax liability, if any, will depend upon the Fund's net investment income or loss, gains and losses on investments, and deductions and credits during a taxable year. This amount may vary greatly from year to year depending on the nature of the Fund's investments, the performance of those investments and general market conditions. Actual deferred income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund's assets and other factors. The Fund has not commenced operations as of the date of this prospectus. It is not possible for the Fund to estimate its deferred income tax expense because the Fund cannot accurately predict the annualized net investment income or loss, gains and losses on investments, and deductions and credits on which such estimated expense would be based.
[2]	The Advisor has agreed to limit fees and/or reimburse expenses of the Fund until at least March 31, 2013, to the extent that Total Annual Fund Operating Expenses (exclusive of interest expenses, taxes, such as deferred income tax expenses, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales and extraordinary expenses, such as litigation) exceed 2.00% for Class A shares, 2.75% for Class C shares and 1.75% for Class I shares. The Fund's Total Annual Operating Expenses After Fee Limitation and/or Expense Reimbursement ("Net Expenses") will be higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. Because the Fund's interest expenses related to borrowings are excluded from the expense cap, the Fund's Net Expenses for each class of shares is increased by the amount of this expense. The Advisor can be reimbursed by the Fund on a rolling basis within three years after a fee limitation and/or expense reimbursement has been made by the Advisor, provided that such repayment does not cause the expenses of any class of the Fund to exceed the foregoing limits. The fee limitation and/or expense reimbursement may be terminated or amended prior to March 31, 2013 with the approval of the Trust's Board of Trustees.
[3]	Excluding the effect of interest expenses related to the Fund's borrowings, the Fund's Total Annual Fund Operating Expenses would be 2.15%; for Class A shares, 2.90% for Class C shares and 1.90% for Class I shares while the Fund's Net Expenses would be 2.00% for Class A shares, 2.75% for Class C shares and 1.75% for Class I shares. Interest expense related to borrowings are not fees charged to shareholders by the Fund or any Fund service provider, but are similar to transaction charges or capital expenditures related to the on-going management of the Fund's portfolio.

SteelPath MLP and Infrastructure Debt Fund (Prospectus Summary) | SteelPath MLP and Infrastructure Debt Fund
Summary
Investment Objectives/Goals:
The SteelPath MLP and Infrastructure Debt Fund (the "Fund") seeks to provide investors with current income and,

as a secondary objective, capital appreciation.

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for front-end sales charge discounts if you and your family invest, or agree to invest in the future, at least

$50,000 in the funds in The SteelPath MLP Funds Trust (the "Trust"). More information about these and other discounts is available from your financial professional and in "The Fund's Share Classes" starting on page 25 of this prospectus and in "Additional Information Regarding Sales Charges" starting on page 35 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SteelPath MLP and Infrastructure Debt Fund (USD $)	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds) (imposed on Class C shares redeemed within one year of purchase) (If you purchase $1,000,000 or more of Class A Shares of the Fund and sell the shares within 12 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale.)	none	1.00%	none
Maximum Account Fee (Accounts With Less than $10,000)	24	24	24

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SteelPath MLP and Infrastructure Debt Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.70%	0.70%	0.70%
Total Annual Fund Operating Expenses		1.95%	2.70%	1.70%
Fee Limitation and/or Expense Reimbursement		0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	[2]	1.50%	2.25%	1.25%
[1]	Based on estimated amounts for the current fiscal year.
[2]	The Advisor has agreed to limit fees and/or reimburse expenses of the Fund until at least March 31, 2013, to the extent that Total Annual Fund Operating Expenses (exclusive of interest expenses, taxes, such as deferred income tax expenses, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales and extraordinary expenses, such as litigation) exceed 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares. The Fund's Total Annual Operating Expenses After Fee Limitation and/or Expense Reimbursement will be higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. The Advisor can be reimbursed by the Fund on a rolling basis within three years after a fee limitation and/or expense reimbursement has been made by the Advisor, provided that such repayment does not cause the expenses of any class of the Fund to exceed the foregoing limits. The fee limitation and/or expense reimbursement may be terminated or amended prior to March 31, 2013 with the approval of the Trust's Board of Trustees.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example SteelPath MLP and Infrastructure Debt Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A Shares	719	1,100
Class C Shares	326	877
Class I Shares	127	480

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption SteelPath MLP and Infrastructure Debt Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Class A Shares	719	1,100
Class C Shares	228	785
Class I Shares	127	480

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

The portfolio turnover rate for the Fund's last fiscal year is not provided because the Fund has not commenced operations prior to the date of this prospectus.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the debt securities of master limited partnerships

("MLPs") and energy infrastructure industry companies. The Fund will focus its investments in MLPs and energy infrastructure companies engaged in the: (i)

gathering, transporting, processing, treating, terminalling, storing, refining,

distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal ("Midstream Companies"), (ii) the acquisition,

exploitation and development of crude oil, natural gas and natural gas liquids

("Upstream Companies"), (iii) processing, treating, and refining of natural gas liquids and crude oil ("Downstream Companies"), and (iv) owning, managing and transporting alternative energy infrastructure assets, including alternative fuels such as ethanol, hydrogen and biodiesel ("Other Energy Companies"). The

Fund may invest in MLPs and energy infrastructure companies of all market capitalization ranges. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

The Fund will invest principally in debt securities issued by MLPs and energy infrastructure companies. The Fund's debt investments may include high yield debt securities, commonly referred to as "junk bonds," that are rated BB or lower by Standard & Poor's Ratings Services ("S&P") and/or Ba or lower by

Moody's Investors Service, Inc. ("Moody's") or the equivalent by another ratings agency, or, if unrated at the time of purchase, are deemed to be below investment grade by the Advisor.

The Fund may invest in the common units of MLPs, and the common stock, preferred stock, warrants and convertible securities of energy infrastructure companies.

The Fund also may make private equity and debt investments and invest in securities offered and sold pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 ("1933 Act"), private investments in public equity

("PIPEs"), pay-in-kind securities and bonds that are in default. In addition,

the Fund may invest in the secured debt and equity of private joint ventures with little or no operating history formed to build energy-related projects,

called "greenfield projects." The Fund's investments in greenfield projects may distribute income or be structured as pay-in-kind securities. The Fund also may invest in U.S. government securities and short-term debt securities, including money market instruments, overnight and fixed-term repurchase agreements, cash and/or other cash equivalents with maturities of one year or less.

The Fund may invest up to 25% of its total assets in the debt and equity securities of MLPs and other entities, including certain energy infrastructure companies that are organized as limited liability companies ("LLCs"), which are treated in the same manner as MLPs for federal income tax purposes. The Fund also may invest in the debt and equity securities of MLP affiliates and companies owning MLP general partnership interests that are energy infrastructure companies. The Fund may invest in MLP I-Shares, which represent an indirect ownership interest in MLP common units.

MLPs are publicly traded partnerships engaged in the transportation, storage,

processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, their common interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the MLPs that the Advisor follows, approximately two-thirds trade on the New York Stock Exchange and the rest trade on the NASDAQ Stock

Market. MLPs' disclosures are regulated by the Securities and Exchange

Commission ("SEC") and MLPs must file Form 10-Ks, Form 10-Qs, and notices of material changes like any publicly traded corporation.

The Fund may obtain leverage through borrowings in seeking a high level of income and investment returns, although the Fund currently does not intend to do

so. The Fund's borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest.

The Fund's ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The Investment

Company Act of 1940 ("1940 Act") requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This would allow the Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets. The Fund will borrow only if the value of the

Fund's assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three business days (not including Sundays and holidays), the Fund will seek to reduce its borrowings to the requirement. To do so, or to meet maturing bank loans, the Fund may be required to dispose of portfolio securities when such disposition might not otherwise be desirable. Interest on money borrowed is an expense of the Fund.

The Fund also may lend the securities in its portfolio to brokers, dealers and other financial institutions.

The Advisor relies on its disciplined investment process in determining investment selection and weightings. This process includes a comparison of quantitative and qualitative value factors that are developed through the

Advisor's proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Advisor generally will perform a detailed fundamental analysis of the underlying businesses owned and operated by potential MLP and energy infrastructure portfolio companies. The Advisor seeks to invest in MLPs and energy infrastructure companies which have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, distribution continuity, a solid business strategy, a respected management team and limited commodity price risk. The Advisor will sell investments if it determines that any of the above-mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk. Through this process, the Advisor seeks to manage the Fund's portfolio to include MLPs and energy infrastructure companies that provide the greatest potential for current income and capital appreciation but whose underlying business risks offer an attractive risk/reward balance for shareholders.

Principal Risks of Investing in the Fund
The Fund's principal risks are discussed below. The value of the Fund's investments may increase or decrease, sometimes dramatically, which will cause the value of the Fund's shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. The Fund is not a complete investment program.

Borrowing Risk. The use of leverage through borrowing may exaggerate the effect on the Fund's net asset value of any increase or decrease in the value of the

MLPs or other investments purchased with the borrowings. Successful use of a borrowing strategy depends on the Advisor's ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. The Fund's ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. Upon the expiration of the term of a credit arrangement, the lender may not be willing to extend further credit to the Fund or may only be willing to do so at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the 1940 Act and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. Borrowings involve additional expense to the Fund.

Concentration Risk. Under normal circumstances, the Fund concentrates its investments in the group of industries that comprise the energy sector. A fund that invests primarily in a particular industry or group of industries could experience greater volatility than funds investing in a broader range of industries.

Credit Risk. An issuer or guarantor of a debt security, may fail to make timely payment of interest or principal or otherwise honor its obligations. A decline in an issuer's credit rating for any reason can cause the price of its bonds to go down. If the Fund invests significantly in lower-quality debt securities considered speculative in nature, this risk will be substantial.

Duration Risk. The Fund does not have a policy regarding the maturity or duration of any or all of its securities. Holding long duration and long maturity debt investments will magnify certain risks, including interest rate risk and credit risk.

Equity Securities Risk. The equity securities of MLPs and energy infrastructure companies, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer's financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of the common stock of energy infrastructure companies and the common units of individual MLPs, like the prices of other equity securities, also can be affected by fundamentals unique to the company or partnership, including earnings power and coverage ratios.

The Fund's investments in equity securities may include the common units of MLPs and the common stock, preferred stock, warrants and securities convertible into common stocks of energy infrastructure companies and their affiliates and affiliates of MLPs. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities'

investment value. The market price of warrants is usually significantly less than the current price of the underlying stock. Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

Greenfield Projects Risk. Greenfield projects are private joint ventures with limited or no operating history formed to construct energy-related projects. The

Fund's investments in greenfield projects may distribute income or be structured as pay-in-kind securities (see "Pay-in-Kind Securities Risks"). An investment in a greenfield project entails substantial risk, including the risk that the project may not materialize due to, among other factors, financing constraints,

the absence of a natural energy source, an inability to obtain the necessary governmental permits to build the project, and the failure of the technology necessary to generate the energy. The Fund's investment could lose its value in the event of a failure of a greenfield project. Greenfield projects also may be illiquid.

High Yield Securities Risk. Investing in high yield, non-investment grade bonds,

including bonds in default, generally involves significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, high yield bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties.

Rising interest rates may compound these difficulties and reduce an issuer's ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy.

Industry Specific Risk. The MLPs and energy infrastructure companies in which

Fund invests are subject to risks specific to the industry they serve, including the following:

   o   Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed;

   o   Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of a company or MLP;

   o   Slowdowns in new construction and acquisitions can limit growth potential;

   o   A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect MLP revenues and cash flows;

   o   Depletion of the natural gas reserves or other commodities if not replaced,

       which could impact the ability of an energy infrastructure company or MLP to make distributions;

   o   Changes in the regulatory environment could adversely affect the profitability of energy infrastructure companies and MLPs;

   o   Extreme weather or other natural disasters could impact the value of energy infrastructure and MLP securities;

   o   Rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and

   o   Threats of attack by terrorists on energy assets could impact the market for energy infrastructure and MLP securities.

Interest Rate Risk. The Fund is subject to the risk that the market value of fixed income securities or derivatives it holds will decline due to rising interest rates. When interest rates rise, the prices of most fixed income securities go down. The prices of fixed income securities or derivatives are also affected by their maturity. Fixed income securities or derivatives with longer maturities generally have greater sensitivity to changes in interest rates.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

Leverage Risk. The use of leverage involves special risks and is speculative.

Leverage exists when the Fund obtains the right to a return on an investment that exceeds the amount the Fund has invested and can result in losses that greatly exceed the amount originally invested. Leverage creates the potential for greater gains to shareholders and the risk of magnified losses to shareholders, depending on market conditions and the Fund's particular exposure.

Liquidity Risk. Certain equity and debt securities of MLPs and energy infrastructure companies, greenfield projects, pay-in-kind securities, PIPEs and private equity and debt investments may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices of such securities may display abrupt or erratic movements at times. Additionally, it may be difficult for the Fund to sell an investment in a greenfield project or other private equity or debt investment that issues pay-in-kind securities. As a result, an investment in a greenfield project or other private equity or debt investment may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund's investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund's ability to make dividend distributions to shareholders. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Market Risk. The securities markets may move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings,

changes in interest or currency rates or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

MLP Risks. Investments in the debt and equity securities of MLPs involve risks that differ from investments in the debt and equity securities of corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP's general partner, cash flow risks, dilution risks and risks related to the general partner's right to require unitholders to sell their common units at an undesirable time or price.

MLP Tax Risk. MLPs do not pay U.S. federal income tax at the partnership level.

Rather, each partner is allocated a share of the partnership's income, gains,

losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such

MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund's investment, and consequently your investment in the Fund and lower income.

Non-Diversification Risk. The Fund is a non-diversified investment company under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. An investment in the Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer, or the effects of a single economic, political or regulatory event, may cause greater fluctuations in the value of the Fund's shares.

Pay-In-Kind Securities Risk. Pay-in-kind securities are securities that pay interest through the issuance of additional debt or equity securities.

Pay-in-kind securities also carry additional risk as holders of these types of securities realize no cash until the cash payment date unless a portion of such securities is sold. If the issuer defaults, the Fund may obtain no return at all on its investment. The market price of pay-in-kind securities is affected by interest rate changes to a greater extent, and therefore tends to be more volatile, than that of securities which pay interest in cash.

PIPEs Risk. PIPEs generally involve the purchase of stock at a discount to the current market value per share for the purpose of raising capital. In a PIPE transaction, a public company typically issues unregistered securities to investors at a discount to the price of the issuer's common stock and commits to registering the securities with the SEC so they can be resold to the public,

typically within 90-120 days. PIPEs involve the risks that the issuer will not register the securities, that the registration will negatively impact the market value of the securities and that there will not be an active market for the securities.

Private Equity and Debt Risk. Private equity and debt investments may be subject to greater risks than investments in publicly traded companies. Little public information exists about many private companies and the Fund will rely on the

Advisor to obtain adequate information to evaluate the potential risks and returns associated with an investment in these companies. If the Advisor is not able to obtain all material information, the Fund could lose some or all of its investment. Additionally, privately held companies are not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result,

the Advisor may not have timely or accurate information about the business,

financial condition and results of operations of the privately held companies in which the Fund invests. Private debt investments also are subject to interest rate risk, credit risk and duration risk.

Reliance on the Advisor Risk. The Fund's ability to achieve its investment objective is dependent on the Advisor's ability to identify profitable investment opportunities for the Fund. The Advisor was established in 2009, and neither the Advisor nor the members of its investment committee responsible for managing the Fund's portfolio had managed a mutual fund prior to that time.

Restricted Securities Risk. The Fund may purchase illiquid securities and restricted securities, which are not readily marketable and are not registered under the 1933 Act, but which can be sold to qualified institutional buyers under Rule 144A under the 1933 Act. Restricted securities may be less liquid than other investments because, at times, such securities cannot be readily sold in broad public markets and the Fund might be unable to dispose of such securities promptly or at reasonable prices. A restricted security that was liquid at the time of purchase may subsequently become illiquid.

RIC Qualification Risk. To qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code ("Code"), the Fund must meet certain income source, asset diversification and annual distribution requirements. The Fund's MLP investments may make it more difficult for the Fund to meet these requirements. The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than

25% of the value of our total assets is invested in the securities (including debt securities) of one or more qualified publicly traded partnerships, which include MLPs. The Fund anticipates that the MLPs in which it invests will be qualified publicly traded partnerships. If the Fund's MLP investments exceed this 25% limitation, which could occur if the Fund's investment in an MLP affiliate is recharacterized as an investment in an MLP, then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC. If,

in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund's net assets, the amount of income available for distribution and the amount of our distributions.

Securities Lending Risk. Borrowers of the Fund's securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. Additionally, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund's ability to vote proxies or to settle transactions. If a borrower is unable to return the loaned securities, the Fund may lose the benefit of a continuing investment in the unreturned securities and the loan could be treated as a taxable transaction for federal income tax purposes.

U.S. Government Securities Risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the

U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the

U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Past Performance:
Performance information is not included because the Fund has not commenced operations prior to the date of this prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 29, 2011
SteelPath MLP and Infrastructure Debt Fund (Prospectus Summary) | SteelPath MLP and Infrastructure Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives/Goals:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The SteelPath MLP and Infrastructure Debt Fund (the "Fund") seeks to provide investors with current income and,

Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock
as a secondary objective, capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for front-end sales charge discounts if you and your family invest, or agree to invest in the future, at least
$50,000 in the funds in The SteelPath MLP Funds Trust (the "Trust"). More information about these and other discounts is available from your financial professional and in "The Fund's Share Classes" starting on page 25 of this prospectus and in "Additional Information Regarding Sales Charges" starting on page 35 of the Fund's Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
The portfolio turnover rate for the Fund's last fiscal year is not provided because the Fund has not commenced operations prior to the date of this prospectus.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for front-end sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the funds in The SteelPath MLP Funds Trust (the "Trust").
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the debt securities of master limited partnerships
("MLPs") and energy infrastructure industry companies. The Fund will focus its investments in MLPs and energy infrastructure companies engaged in the: (i)
gathering, transporting, processing, treating, terminalling, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal ("Midstream Companies"), (ii) the acquisition, exploitation and development of crude oil, natural gas and natural gas liquids
("Upstream Companies"), (iii) processing, treating, and refining of natural gas liquids and crude oil ("Downstream Companies"), and (iv) owning, managing and transporting alternative energy infrastructure assets, including alternative fuels such as ethanol, hydrogen and biodiesel ("Other Energy Companies"). The
Fund may invest in MLPs and energy infrastructure companies of all market capitalization ranges. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

The Fund will invest principally in debt securities issued by MLPs and energy infrastructure companies. The Fund's debt investments may include high yield debt securities, commonly referred to as "junk bonds," that are rated BB or lower by Standard & Poor's Ratings Services ("S&P") and/or Ba or lower by
Moody's Investors Service, Inc. ("Moody's") or the equivalent by another ratings agency, or, if unrated at the time of purchase, are deemed to be below investment grade by the Advisor.

The Fund may invest in the common units of MLPs, and the common stock, preferred stock, warrants and convertible securities of energy infrastructure companies.
The Fund also may make private equity and debt investments and invest in securities offered and sold pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 ("1933 Act"), private investments in public equity
("PIPEs"), pay-in-kind securities and bonds that are in default. In addition, the Fund may invest in the secured debt and equity of private joint ventures with little or no operating history formed to build energy-related projects, called "greenfield projects." The Fund's investments in greenfield projects may distribute income or be structured as pay-in-kind securities. The Fund also may invest in U.S. government securities and short-term debt securities, including money market instruments, overnight and fixed-term repurchase agreements, cash and/or other cash equivalents with maturities of one year or less.

The Fund may invest up to 25% of its total assets in the debt and equity securities of MLPs and other entities, including certain energy infrastructure companies that are organized as limited liability companies ("LLCs"), which are treated in the same manner as MLPs for federal income tax purposes. The Fund also may invest in the debt and equity securities of MLP affiliates and companies owning MLP general partnership interests that are energy infrastructure companies. The Fund may invest in MLP I-Shares, which represent an indirect ownership interest in MLP common units.

MLPs are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, their common interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the MLPs that the Advisor follows, approximately two-thirds trade on the New York Stock Exchange and the rest trade on the NASDAQ Stock
Market. MLPs' disclosures are regulated by the Securities and Exchange
Commission ("SEC") and MLPs must file Form 10-Ks, Form 10-Qs, and notices of material changes like any publicly traded corporation.

The Fund may obtain leverage through borrowings in seeking a high level of income and investment returns, although the Fund currently does not intend to do
so. The Fund's borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest.
The Fund's ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The Investment
Company Act of 1940 ("1940 Act") requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This would allow the Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets. The Fund will borrow only if the value of the
Fund's assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three business days (not including Sundays and holidays), the Fund will seek to reduce its borrowings to the requirement. To do so, or to meet maturing bank loans, the Fund may be required to dispose of portfolio securities when such disposition might not otherwise be desirable. Interest on money borrowed is an expense of the Fund.
The Fund also may lend the securities in its portfolio to brokers, dealers and other financial institutions.

The Advisor relies on its disciplined investment process in determining investment selection and weightings. This process includes a comparison of quantitative and qualitative value factors that are developed through the
Advisor's proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Advisor generally will perform a detailed fundamental analysis of the underlying businesses owned and operated by potential MLP and energy infrastructure portfolio companies. The Advisor seeks to invest in MLPs and energy infrastructure companies which have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, distribution continuity, a solid business strategy, a respected management team and limited commodity price risk. The Advisor will sell investments if it determines that any of the above-mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk. Through this process, the Advisor seeks to manage the Fund's portfolio to include MLPs and energy infrastructure companies that provide the greatest potential for current income and capital appreciation but whose underlying business risks offer an attractive risk/reward balance for shareholders.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's principal risks are discussed below. The value of the Fund's investments may increase or decrease, sometimes dramatically, which will cause the value of the Fund's shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. The Fund is not a complete investment program.

Borrowing Risk. The use of leverage through borrowing may exaggerate the effect on the Fund's net asset value of any increase or decrease in the value of the
MLPs or other investments purchased with the borrowings. Successful use of a borrowing strategy depends on the Advisor's ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. The Fund's ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. Upon the expiration of the term of a credit arrangement, the lender may not be willing to extend further credit to the Fund or may only be willing to do so at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the 1940 Act and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. Borrowings involve additional expense to the Fund.

Concentration Risk. Under normal circumstances, the Fund concentrates its investments in the group of industries that comprise the energy sector. A fund that invests primarily in a particular industry or group of industries could experience greater volatility than funds investing in a broader range of industries.

Credit Risk. An issuer or guarantor of a debt security, may fail to make timely payment of interest or principal or otherwise honor its obligations. A decline in an issuer's credit rating for any reason can cause the price of its bonds to go down. If the Fund invests significantly in lower-quality debt securities considered speculative in nature, this risk will be substantial.

Duration Risk. The Fund does not have a policy regarding the maturity or duration of any or all of its securities. Holding long duration and long maturity debt investments will magnify certain risks, including interest rate risk and credit risk.

Equity Securities Risk. The equity securities of MLPs and energy infrastructure companies, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer's financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of the common stock of energy infrastructure companies and the common units of individual MLPs, like the prices of other equity securities, also can be affected by fundamentals unique to the company or partnership, including earnings power and coverage ratios.

The Fund's investments in equity securities may include the common units of MLPs and the common stock, preferred stock, warrants and securities convertible into common stocks of energy infrastructure companies and their affiliates and affiliates of MLPs. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities'
investment value. The market price of warrants is usually significantly less than the current price of the underlying stock. Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

Greenfield Projects Risk. Greenfield projects are private joint ventures with limited or no operating history formed to construct energy-related projects. The
Fund's investments in greenfield projects may distribute income or be structured as pay-in-kind securities (see "Pay-in-Kind Securities Risks"). An investment in a greenfield project entails substantial risk, including the risk that the project may not materialize due to, among other factors, financing constraints, the absence of a natural energy source, an inability to obtain the necessary governmental permits to build the project, and the failure of the technology necessary to generate the energy. The Fund's investment could lose its value in the event of a failure of a greenfield project. Greenfield projects also may be illiquid.

High Yield Securities Risk. Investing in high yield, non-investment grade bonds, including bonds in default, generally involves significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, high yield bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties.
Rising interest rates may compound these difficulties and reduce an issuer's ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy.

Industry Specific Risk. The MLPs and energy infrastructure companies in which
Fund invests are subject to risks specific to the industry they serve, including the following:

   o   Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed;

   o   Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of a company or MLP;

   o   Slowdowns in new construction and acquisitions can limit growth potential;

   o   A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect MLP revenues and cash flows;

   o   Depletion of the natural gas reserves or other commodities if not replaced, which could impact the ability of an energy infrastructure company or MLP to make distributions;

   o   Changes in the regulatory environment could adversely affect the profitability of energy infrastructure companies and MLPs;

   o   Extreme weather or other natural disasters could impact the value of energy infrastructure and MLP securities;

   o   Rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and

   o   Threats of attack by terrorists on energy assets could impact the market for energy infrastructure and MLP securities.

Interest Rate Risk. The Fund is subject to the risk that the market value of fixed income securities or derivatives it holds will decline due to rising interest rates. When interest rates rise, the prices of most fixed income securities go down. The prices of fixed income securities or derivatives are also affected by their maturity. Fixed income securities or derivatives with longer maturities generally have greater sensitivity to changes in interest rates.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

Leverage Risk. The use of leverage involves special risks and is speculative.
Leverage exists when the Fund obtains the right to a return on an investment that exceeds the amount the Fund has invested and can result in losses that greatly exceed the amount originally invested. Leverage creates the potential for greater gains to shareholders and the risk of magnified losses to shareholders, depending on market conditions and the Fund's particular exposure.

Liquidity Risk. Certain equity and debt securities of MLPs and energy infrastructure companies, greenfield projects, pay-in-kind securities, PIPEs and private equity and debt investments may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices of such securities may display abrupt or erratic movements at times. Additionally, it may be difficult for the Fund to sell an investment in a greenfield project or other private equity or debt investment that issues pay-in-kind securities. As a result, an investment in a greenfield project or other private equity or debt investment may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund's investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund's ability to make dividend distributions to shareholders. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Market Risk. The securities markets may move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

MLP Risks. Investments in the debt and equity securities of MLPs involve risks that differ from investments in the debt and equity securities of corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP's general partner, cash flow risks, dilution risks and risks related to the general partner's right to require unitholders to sell their common units at an undesirable time or price.

MLP Tax Risk. MLPs do not pay U.S. federal income tax at the partnership level.
Rather, each partner is allocated a share of the partnership's income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such
MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund's investment, and consequently your investment in the Fund and lower income.

Non-Diversification Risk. The Fund is a non-diversified investment company under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. An investment in the Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer, or the effects of a single economic, political or regulatory event, may cause greater fluctuations in the value of the Fund's shares.

Pay-In-Kind Securities Risk. Pay-in-kind securities are securities that pay interest through the issuance of additional debt or equity securities.
Pay-in-kind securities also carry additional risk as holders of these types of securities realize no cash until the cash payment date unless a portion of such securities is sold. If the issuer defaults, the Fund may obtain no return at all on its investment. The market price of pay-in-kind securities is affected by interest rate changes to a greater extent, and therefore tends to be more volatile, than that of securities which pay interest in cash.

PIPEs Risk. PIPEs generally involve the purchase of stock at a discount to the current market value per share for the purpose of raising capital. In a PIPE transaction, a public company typically issues unregistered securities to investors at a discount to the price of the issuer's common stock and commits to registering the securities with the SEC so they can be resold to the public, typically within 90-120 days. PIPEs involve the risks that the issuer will not register the securities, that the registration will negatively impact the market value of the securities and that there will not be an active market for the securities.

Private Equity and Debt Risk. Private equity and debt investments may be subject to greater risks than investments in publicly traded companies. Little public information exists about many private companies and the Fund will rely on the
Advisor to obtain adequate information to evaluate the potential risks and returns associated with an investment in these companies. If the Advisor is not able to obtain all material information, the Fund could lose some or all of its investment. Additionally, privately held companies are not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Advisor may not have timely or accurate information about the business, financial condition and results of operations of the privately held companies in which the Fund invests. Private debt investments also are subject to interest rate risk, credit risk and duration risk.

Reliance on the Advisor Risk. The Fund's ability to achieve its investment objective is dependent on the Advisor's ability to identify profitable investment opportunities for the Fund. The Advisor was established in 2009, and neither the Advisor nor the members of its investment committee responsible for managing the Fund's portfolio had managed a mutual fund prior to that time.

Restricted Securities Risk. The Fund may purchase illiquid securities and restricted securities, which are not readily marketable and are not registered under the 1933 Act, but which can be sold to qualified institutional buyers under Rule 144A under the 1933 Act. Restricted securities may be less liquid than other investments because, at times, such securities cannot be readily sold in broad public markets and the Fund might be unable to dispose of such securities promptly or at reasonable prices. A restricted security that was liquid at the time of purchase may subsequently become illiquid.

RIC Qualification Risk. To qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code ("Code"), the Fund must meet certain income source, asset diversification and annual distribution requirements. The Fund's MLP investments may make it more difficult for the Fund to meet these requirements. The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than
25% of the value of our total assets is invested in the securities (including debt securities) of one or more qualified publicly traded partnerships, which include MLPs. The Fund anticipates that the MLPs in which it invests will be qualified publicly traded partnerships. If the Fund's MLP investments exceed this 25% limitation, which could occur if the Fund's investment in an MLP affiliate is recharacterized as an investment in an MLP, then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund's net assets, the amount of income available for distribution and the amount of our distributions.

Securities Lending Risk. Borrowers of the Fund's securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. Additionally, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund's ability to vote proxies or to settle transactions. If a borrower is unable to return the loaned securities, the Fund may lose the benefit of a continuing investment in the unreturned securities and the loan could be treated as a taxable transaction for federal income tax purposes.

U.S. Government Securities Risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the
U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the
U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.
In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Risk, Lose Money	rr_RiskLoseMoney	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. An investment in the Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer, or the effects of a single economic, political or regulatory event, may cause greater fluctuations in the value of the Fund's shares.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance:
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Performance information is not included because the Fund has not commenced operations prior to the date of this prospectus.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information is not included because the Fund has not commenced operations prior to the date of this prospectus.
SteelPath MLP and Infrastructure Debt Fund (Prospectus Summary) | SteelPath MLP and Infrastructure Debt Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-31
SteelPath MLP and Infrastructure Debt Fund (Prospectus Summary) | SteelPath MLP and Infrastructure Debt Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-31
SteelPath MLP and Infrastructure Debt Fund (Prospectus Summary) | SteelPath MLP and Infrastructure Debt Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-31
SteelPath MLP and Infrastructure Debt Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds) (imposed on Class C shares redeemed within one year of purchase) (If you purchase $1,000,000 or more of Class A Shares of the Fund and sell the shares within 12 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale.)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee (Accounts With Less than $10,000)	rr_MaximumAccountFee	24
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.70%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
Fee Limitation and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	719
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,100
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	719
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,100
SteelPath MLP and Infrastructure Debt Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds) (imposed on Class C shares redeemed within one year of purchase) (If you purchase $1,000,000 or more of Class A Shares of the Fund and sell the shares within 12 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale.)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Account Fee (Accounts With Less than $10,000)	rr_MaximumAccountFee	24
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.70%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.70%
Fee Limitation and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.25%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	326
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	877
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	228
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	785
SteelPath MLP and Infrastructure Debt Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds) (imposed on Class C shares redeemed within one year of purchase) (If you purchase $1,000,000 or more of Class A Shares of the Fund and sell the shares within 12 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale.)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee (Accounts With Less than $10,000)	rr_MaximumAccountFee	24
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.70%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Fee Limitation and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	480

[1]	Based on estimated amounts for the current fiscal year.
[2]	The Advisor has agreed to limit fees and/or reimburse expenses of the Fund until at least March 31, 2013, to the extent that Total Annual Fund Operating Expenses (exclusive of interest expenses, taxes, such as deferred income tax expenses, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales and extraordinary expenses, such as litigation) exceed 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares. The Fund's Total Annual Operating Expenses After Fee Limitation and/or Expense Reimbursement will be higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. The Advisor can be reimbursed by the Fund on a rolling basis within three years after a fee limitation and/or expense reimbursement has been made by the Advisor, provided that such repayment does not cause the expenses of any class of the Fund to exceed the foregoing limits. The fee limitation and/or expense reimbursement may be terminated or amended prior to March 31, 2013 with the approval of the Trust's Board of Trustees.